Business Combination (Details 1)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Business Acquisition, Pro Forma Information [Abstract]
Revenues	$ 5,231,844
Net loss	$ (20,751,552)
Net loss per share | $ / shares	$ (63.00)